Reclamation and Mine Closure (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset retirement obligation - Beginning	$ 35,197	$ 33,434	$ 34,457	$ 32,714	$ 32,714	$ 27,302
Accretion	758	742	1,500	1,466	2,911	2,648
Addition and changes in estimates		335		335	(1,073)	2,822
Settlements	(377)	(1)	(379)	(5)	(95)	(58)
Asset retirement obligation	$ 35,578	$ 34,510	$ 35,578	$ 34,510	$ 34,457	$ 32,714